Other income/(expenses) - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Other Income (Expenses) [Line Items]
Fair value gain on initial recognition	€ 13,123	€ 6,636	€ 9,423
Gain (loss) on the subsequent sale	390	(406)	104
Losses on disposals of property, plant and equipment	3,764	7,970	12,528
Net gain/(loss) on disposal of property, plant and equipment	(3,764)	(7,970)	(12,528)
Gain on reimbursement from suppliers	350	€ 1,400	2,250
Interest income			€ 158
Land
Disclosure of Other Income (Expenses) [Line Items]
Losses on disposals of property, plant and equipment	(107)
Net gain/(loss) on disposal of property, plant and equipment	€ 107